Related Party Disclosures - Summary of Transactions Between Related Parties (Details) - Related Parties - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Transactions
– revenue	£ 511	£ 473	£ 366
– purchases	(79)	(101)	(218)
– other net income	248	216	699
Amounts receivable at 31 December	42	26	40
Amounts payable at 31 December	£ (2)	£ (1)	£ (1)